Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 5,301	$ 5,219
Other assets	20,468	20,221
Total assets	469,633	381,508	$ 362,873
Long-term debt	25,984	27,501
Total liabilities	423,513	339,780
Shareholders’ equity	45,801	41,483
Total liabilities, temporary equity and permanent equity	469,633	381,508
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	330	345
Securities	6	8
Investment in and advances to subsidiaries and associated companies:	74,495	69,459
Corporate-owned life insurance	782	773
Other assets	202	319
Total assets	75,815	70,904
Deferred compensation	417	455
Affiliate borrowings	2,176	1,500
Other liabilities	1,866	1,631
Long-term debt	25,555	25,835
Total liabilities	30,014	29,421
Shareholders’ equity	45,801	41,483
Total liabilities, temporary equity and permanent equity	75,815	70,904
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	36,431	32,511
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	$ 38,064	$ 36,948